5. Segment and Geographic Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 3,367,838	$ 3,404,026	$ 9,019,582	$ 9,191,073	$ 11,901,339	$ 11,241,164
Net sales, % of total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 3,295,501	$ 3,325,678	$ 8,843,983	$ 8,922,604
Net sales, % of total	98.00%	98.00%	98.00%	97.00%
Outside North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount	$ 72,337	$ 78,348	$ 175,599	$ 268,469
Net sales, % of total	2.00%	2.00%	2.00%	3.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount					$ 11,563,956	$ 10,541,921
Net sales, % of total					97.00%	94.00%
Outside United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, amount					$ 337,383	$ 699,243
Net sales, % of total					3.00%	6.00%